Share-based Compensation - Schedule of Compensation Expense (FY) (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Oct. 01, 2024	Dec. 31, 2023
Capital Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense	$ 0	$ 137	$ 205